Retirement Benefit and Other Post-retirement Obligations - Summary of Amounts Recognised in Income Statement (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	£ 65	£ 56	£ 55
Past service cost	3		1
Curtailments			(1)
Administration expenses	7	6	5
Total operating expenses	75	62	60
Interest on plan assets	(80)	(57)	(69)
Interest on plan liabilities	71	53	63
Net finance (income)/expense	(9)	(4)	(6)
Net income statement charge	66	58	54
UK Group plan [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	17	17	6
Past service cost	3		1
Administration expenses	7	6	5
Total operating expenses	27	23	12
Interest on plan assets	(77)	(55)	(66)
Interest on plan liabilities	67	49	57
Net finance (income)/expense	(10)	(6)	(9)
Net income statement charge	17	17	3
Defined benefit other [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	2	2	2
Past service cost	0
Curtailments			(1)
Administration expenses	0
Total operating expenses	2	2	1
Interest on plan assets	(3)	(2)	(3)
Interest on plan liabilities	3	3	5
Net finance (income)/expense	0	1	2
Net income statement charge	2	3	3
Sub-total [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	19	19	8
Past service cost	3		1
Curtailments			(1)
Administration expenses	7	6	5
Total operating expenses	29	25	13
Interest on plan assets	(80)	(57)	(69)
Interest on plan liabilities	70	52	62
Net finance (income)/expense	(10)	(5)	(7)
Net income statement charge	19	20	6
Defined contribution [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	46	37	47
Past service cost	0
Administration expenses	0
Total operating expenses	46	37	47
Interest on plan assets	0
Interest on plan liabilities	0
Net finance (income)/expense	0
Net income statement charge	46	37	47
PRMB [member]
Disclosure of defined benefit plans expense recognized in income statement [line items]
Current service cost	0
Past service cost	0
Administration expenses	0
Total operating expenses	0
Interest on plan assets	0
Interest on plan liabilities	1	1	1
Net finance (income)/expense	1	1	1
Net income statement charge	£ 1	£ 1	£ 1